Related Party Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Qingfeng Wu (Mr. Wu) [Member]
Related Party Transaction [Line Items]
Related Parties	Founder, chief executive officer, director, and principal shareholder
Qiuhua Li (Mr. Li) [Member]
Related Party Transaction [Line Items]
Related Parties	Founder, executive chairman of the board of directors, director, and principal shareholder
Shenzhen Bgin Tech Co., Ltd. (“SZ Bgin”) [Member]
Related Party Transaction [Line Items]
Related Parties	Entity controlled jointly controlled by Shao Qi (Mr. Shao) and Mr. Li
Igvault HK limited (“IGV HK”) [Member]
Related Party Transaction [Line Items]
Related Parties	Entity controlled by Mr. Li’s spouse
Icing Trading Limited [Member]
Related Party Transaction [Line Items]
Related Parties	Entity controlled by Mr. Wu
CoinPal Limited [Member]
Related Party Transaction [Line Items]
Related Parties	Entity controlled by Mr. Li, who acquired the entity in April 2025.